Document And Entity Information	Sep. 03, 2020
Cover [Abstract]
Entity Registrant Name	Nexstar Media Group, Inc.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nexstar Media Group, Inc. (the “Company”) is filing this amendment (the “Amendment”) to the Form 8-K filed with the Securities and Exchange Commission on September 9, 2020 (the “Original 8-K”) solely for purposes of updating and replacing Exhibits 10.1 and 10.2 (the “Original Exhibits”) thereto to reflect the correction of an inadvertent formatting error. All Items of the Original 8-K other than Item 9.01 of the Original 8-K are unaffected by this Amendment and such Items have not been included herein. This Amendment does not reflect events occurring after the filing date of the Original 8-K or modify or update disclosures in the Original 8-K except as to update and replace the Original Exhibits.
Entity Central Index Key	0001142417
Document Period End Date	Sep. 03, 2020
Entity Emerging Growth Company	false
Entity File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(972)
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock
Trading Symbol	NXST
Name of each exchange on which registerd	NASDAQ